Other Financial Assets (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Other financial assets	€ 794	€ 571
Deposits mainly for credit cards and leased vehicles	€ 164	€ 96